As filed with the Securities and Exchange Commission on November 1, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

1-800-426-9157
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/04

Date of reporting period: 8/31/04

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - SMALL CAP
Schedule of Investments
August 31, 2004 (Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS - 97.6%
Business Services - 12.4%
The Corporate Executive Board Co.	118,990	$7,003,751
Corrections Corp. of America (a)	95,500	3,308,120
CoStar Group Inc. (a)	86,200	3,645,398
Labor Ready, Inc. (a)	233,645	2,894,862
Monster Worldwide Inc. (a)	151,800	3,070,914
MPS Group, Inc. (a)	303,190	2,707,487
Ptek Holdings, Inc. (a)	143,500	1,229,795
Stericycle, Inc. (a)	63,519	2,996,826
		26,857,153

Chemicals - 2.6%
Georgia Gulf Corp.	108,500	4,117,575
Westlake Chemical Corp. (a)	87,100	1,524,250
		5,641,825

Consumer Merchandising - 8.7%
Aaron Rents, Inc. (a)	200,502	4,118,311
American Eagle Outfitters, Inc. (a)	144,500	4,811,850
Fossil, Inc. (a)	142,400	4,088,304
Guitar Center, Inc. (a)	71,100	2,912,256
Stein Mart, Inc. (a)	182,800	2,988,780
		18,919,501

Consumer Non Durables - 1.5%
Quiksilver, Inc. (a)	150,913	3,282,358

Consumer Services - 5.8%
Bright Horizons Family Solutions, Inc. (a)	81,603	4,038,532
ITT Educational Services, Inc. (a)	88,200	3,049,074
Shuffle Master, Inc. (a)	163,850	5,429,989
		12,517,595

Defense - 5.7%
DigitalNet Holdings, Inc. (a)	47,300	1,028,302
DRS Technologies, Inc. (a)	49,100	1,786,258
FLIR Systems, Inc. (a)	85,398	4,984,681
SRA International, Inc. (a)	62,100	2,814,993
United Defense Industries, Inc. (a)	47,100	1,800,633
		12,414,867

Electronic Components - 13.0%
Benchmark Electronics, Inc. (a)	116,100	3,339,036
Coherent, Inc. (a)	79,000	2,008,970
II-VI Incorporated (a)	91,100	3,467,266
Littelfuse, Inc. (a)	109,400	3,984,348
Microsemi Corp. (a)	358,200	3,864,978
Pixelworks, Inc. (a)	262,700	2,742,588
PMC - Sierra, Inc. (a)	220,600	2,060,404
Skyworks Solutions, Inc. (a)	475,300	3,959,249
Zoran Corp. (a)	171,300	2,696,262
		28,123,101

Electronic Technology - 2.1%
Synaptics Incorporated (a)	250,500	4,601,685

Energy - 4.3%
Arch Coal, Inc.	56,814	1,831,115
Giant Industries, Inc. (a)	80,400	1,792,920
Quicksilver Resources Inc. (a)	95,800	2,698,686
Range Resources Corp.	208,700	3,130,500
		9,453,221

Financial Services & Software - 4.2%
Affiliated Managers Group, Inc. (a)	38,000	1,863,900
East West Bancorp, Inc.	118,400	4,289,632
Wintrust Financial Corp.	53,700	2,947,056
		9,100,588

Healthcare Products - 8.5%
Advanced Medical Optics, Inc. (a)	49,400	1,838,668
The Cooper Companies, Inc.	114,066	6,610,125
Dendreon Corp. (a)	199,100	1,957,153
Encysive Pharmaceuticals Inc. (a)	243,200	1,921,280
Salix Pharmaceuticals, Ltd. (a)(b)	185,000	4,327,150
Telik, Inc. (a)	96,700	1,831,498
		18,485,874

Healthcare Services - 4.6%
Covance Inc. (a)	95,800	3,587,710
Neurocrine Biosciences, Inc. (a)	36,300	1,806,651
Onyx Pharmaceuticals, Inc. (a)	47,800	1,775,292
PSS World Medical, Inc. (a)	270,500	2,918,695
		10,088,348

Healthcare Technology - 2.3%
Cerner Corp. (a)	112,400	4,924,244

Metals & Mining - 5.1%
Brush Engineered Materials Inc. (a)	121,900	2,497,731
Bucyrus International, Inc. - Class A (a)	154,700	4,088,721
Mine Safety Appliances Co.	111,200	4,395,736
		10,982,188

Real Estate Development - 0.9%
Jones Lang LaSalle Incorporated (a)	57,800	1,887,170

Technology Services & Software - 6.9%
Aladdin Knowledge Systems (a)(b)	189,500	2,939,145
Hyperion Solutions Corp. (a)	143,000	5,228,080
Websense, Inc. (a)	179,719	6,892,224
		15,059,449

Telecommunications Equipment - 3.6%
Alvarion Ltd. (a)	259,800	2,914,956
Applied Signal Technology, Inc.	84,800	2,941,712
Extreme Networks, Inc. (a)	391,900	1,822,335
Novatel Wireless, Inc. (a)	8,300	163,095
		7,842,098

Traditional Heavy Industry - 1.4%
MSC Industrial Direct Co., Inc. - Class A	94,900	2,948,543

Transportation - 4.0%
Overnite Corp.	100,200	3,050,088
Swift Transportation Co., Inc. (a)	153,000	2,781,540
Werner Enterprises, Inc.	157,300	2,787,356
		8,618,984

TOTAL COMMON STOCKS (Cost $203,215,060)		$211,748,792

SHORT TERM INVESTMENTS - 3.3%
SEI Daily Income Trust Government Fund - Class B (a)	3,536,243	$3,536,243
SEI Daily Income Trust Treasury Fund - Class B (a)	3,536,242	3,536,242
TOTAL SHORT TERM INVESTMENTS (Cost $7,072,484)		7,072,485

Total Investments (Cost $210,287,545) - 100.9%		$218,821,277
Liabilities in Excess of Other Assets - (0.9)%		(1,931,079)
TOTAL NET ASSETS - 100.0%		$216,890,198

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign security.

BRAZOS MUTUAL FUNDS - MID CAP
Schedule of Investments
August 31, 2004 (Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS - 90.6%
Business Services - 8.6%
Computer Sciences Corp. (a)	45,600	$2,113,560
The Corporate Executive Board Co.	46,000	2,707,560
Getty Images, Inc. (a)	31,000	1,718,950
Iron Mountain Incorporated (a)	49,600	1,529,168
Stericycle, Inc. (a)	28,500	1,344,630
		9,413,868

Chemicals - 8.5%
Georgia Gulf Corp.	57,000	2,163,150
Lyondell Chemical Co.	85,600	1,685,464
NOVA Chemicals Corp.	102,500	3,312,800
Potash Corp. of Saskatchewan Inc. (b)	37,700	2,093,104
		9,254,518

Consumer Durables - 5.3%
D.R. Horton, Inc.	35,400	1,095,276
Pulte Homes, Inc.	43,700	2,576,115
Toll Brothers, Inc. (a)	47,200	2,095,208
		5,766,599

Consumer Merchandising - 5.3%
American Eagle Outfitters, Inc. (a)	60,800	2,024,640
Circuit City Stores, Inc.	161,300	2,092,061
Williams-Sonoma, Inc. (a)	47,900	1,676,021
		5,792,722

Consumer Non Durables - 1.9%
Bunge Limited (b)	27,300	1,088,997
Constellation Brands, Inc. - Class A (a)	27,400	1,007,498
		2,096,495

Defense - 5.4%
Engineered Support Systems, Inc.	23,400	1,011,114
L-3 Communications Holdings, Inc.	38,800	2,430,432
United Defense Industries, Inc. (a)	62,500	2,389,375
		5,830,921

Electronic Components - 12.0%
Broadcom Corp. - Class A (a)	36,900	1,001,466
Linear Technology Corp.	56,500	2,021,005
Marvell Technology Group Ltd. (a)(b)	98,800	2,284,256
M-Systems Flash Disk Pioneers Ltd. (a)(b)	105,300	1,232,010
Microchip Technology Incorporated	38,600	1,018,654
Pixelworks, Inc. (a)	142,700	1,489,788
PMC - Sierra, Inc. (a)	107,100	1,000,314
Skyworks Solutions, Inc. (a)	222,100	1,850,093
Zoran Corp. (a)	76,000	1,196,240
		13,093,826

Electronic Technology - 1.2%
Zebra Technologies Corp. (a)	22,000	1,257,300

Energy - 5.4%
Peabody Energy Corp.	28,800	1,535,616
Premcor Inc. (a)	30,800	1,032,724
Range Resources Corp.	99,200	1,488,000
XTO Energy, Inc.	66,932	1,876,774
		5,933,114

Financial Institutions - 2.3%
CapitalSource, Inc. (a)	69,800	1,423,222
Investors Financial Services Corp.	24,200	1,122,396
		2,545,618

Financial Services & Software - 7.6%
Affiliated Managers Group, Inc. (a)	17,100	838,755
Alliance Data Systems Corp. (a)	41,500	1,585,300
DST Systems, Inc. (a)	41,900	1,895,556
East West Bancorp, Inc.	56,600	2,050,618
Wintrust Financial Corp.	34,100	1,871,408
		8,241,637

Healthcare Products - 5.2%
Bausch & Lomb Incorporated	27,200	1,793,840
The Cooper Companies, Inc.	26,100	1,512,495
Fisher Scientific International Inc. (a)	27,300	1,555,281
Telik, Inc. (a)	44,800	848,512
		5,710,128

Healthcare Services - 3.4%
Covance Inc. (a)	53,600	2,007,320
Neurocrine Biosciences, Inc. (a)	16,500	821,205
Onyx Pharmaceuticals, Inc. (a)	22,100	820,794
		3,649,319

Healthcare Technology - 2.1%
Cerner Corp. (a)	53,104	2,326,486

Metals & Mining - 1.8%
Mine Safety Appliances Co.	50,900	2,012,077

Real Estate Development - 1.7%
Jones Lang LaSalle Incorporated (a)	55,200	1,802,280

Technology Services & Software - 3.9%
Flextronics International Ltd. (a)(b)	138,300	1,716,303
Symantec Corp. (a)	52,800	2,532,288
		4,248,591

Telecommunications Equipment - 1.7%
Applied Signal Technology, Inc.	53,400	1,852,446

Traditional Heavy Industry - 4.7%
MSC Industrial Direct Co., Inc. - Class A	42,900	1,332,903
PACCAR Inc.	31,400	1,889,966
Pentair, Inc.	58,100	1,931,244
		5,154,113

Transportation - 2.6%
J.B. Hunt Transport Services, Inc.	43,800	1,484,820
Swift Transportation Co., Inc. (a)	27,000	490,860
Werner Enterprises, Inc.	45,200	800,944
		2,776,624

TOTAL COMMON STOCKS (Cost $96,891,532)		$98,758,682

SHORT TERM INVESTMENTS - 3.0%
SEI Daily Income Trust Government Fund - Class B (a)	1,606,621	$1,606,621
SEI Daily Income Trust Treasury Fund - Class B (a)	1,606,622	1,606,622
TOTAL SHORT TERM INVESTMENTS (Cost $3,213,243)		$3,213,243

Total Investments (Cost $100,104,775) - 93.6%		$101,971,925
Other Assets in Excess of Liabilities - 6.4%		7,007,900
TOTAL NET ASSETS - 100.0%		$108,979,825

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign security.

BRAZOS MUTUAL FUNDS - MICRO CAP
Schedule of Investments
August 31, 2004 (Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS - 89.3%
Automobiles - 1.1%
Rush Enterprises, Inc. - Class B (a)	132,000	$1,523,280

Business Services - 5.1%
CoStar Group Inc. (a)	109,900	4,647,671
Labor Ready, Inc. (a)	170,100	2,107,539
Ptek Holdings, Inc. (a)	69,300	593,901
		7,349,111

Consumer Merchandising - 6.8%
Aaron Rents, Inc. (a)	162,975	3,347,506
Deckers Outdoor Corp. (a)	84,800	2,489,728
Guitar Center, Inc. (a)	38,600	1,581,056
Stein Mart, Inc. (a)	139,100	2,274,285
		9,692,575

Consumer Non Durables - 1.2%
Central European Distribution Corp. (a)	71,100	1,741,239

Consumer Services - 4.9%
Bright Horizons Family Solutions, Inc. (a)	90,510	4,479,340
Shuffle Master, Inc. (a)	75,700	2,508,698
		6,988,038

Defense - 9.8%
American Science and Engineering, Inc. (a)	87,500	1,876,000
Ceradyne, Inc. (a)	41,500	1,615,595
DigitalNet Holdings, Inc. (a)	224,100	4,871,934
Essex Corp. (a)	184,300	1,667,915
Innovative Solutions and Support, Inc. (a)	74,100	1,979,952
United Industrial Corp.	64,700	1,945,529
		13,956,925

Electronic Components - 8.7%
II-VI Incorporated (a)	74,500	2,835,470
Microsemi Corp. (a)	230,300	2,484,937
M-Systems Flash Disk Pioneers Ltd. (a)(b)	147,500	1,725,750
Pixelworks, Inc. (a)	199,900	2,086,956
Sigmatel Incorporated (a)	105,300	1,767,987
Trident Microsystems, Inc. (a)	107,100	1,454,418
		12,355,518

Electronic Technology - 2.7%
BEI Technologies, Inc.	57,900	1,611,936
Synaptics Incorporated (a)	120,900	2,220,933
		3,832,869

Energy - 5.3%
Crosstex Energy, Inc.	73,600	2,741,600
Encore Acquisition Co. (a)	53,560	1,494,324
Giant Industries, Inc. (a)	75,300	1,679,190
Penn Virginia Corp.	46,500	1,602,390
		7,517,504

Financial Services & Software - 1.9%
Portfolio Recovery Associates, Inc. (a)	96,400	2,760,896

Healthcare Products - 8.9%
Able Laboratories, Inc. (a)	168,400	3,620,600
Bone Care International, Inc. (a)	66,900	1,643,064
Dendreon Corp. (a)	157,900	1,552,157
DJ Orthopedics Incorporated (a)	71,300	1,514,412
Encysive Pharmaceuticals Inc. (a)	162,700	1,285,330
Ista Pharmaceuticals, Inc. (a)	185,000	1,844,450
Ocular Sciences, Inc. (a)	29,400	1,281,840
		12,741,853

Healthcare Services - 1.0%
Symbion, Inc. (a)	86,300	1,395,471

Healthcare Technology - 6.1%
Aspect Medical Systems, Inc. (a)	257,500	4,120,000
Isolagen Inc. (a)	175,000	1,470,000
Lexicon Genetics Incorporated (a)	289,600	1,752,080
Molecular Devices Corp. (a)	59,600	1,370,800
		8,712,880

Media - 2.8%
Gray Television, Inc.	171,700	2,359,158
Jupitermedia Corp. (a)	115,600	1,661,172
		4,020,330

Metals & Mining - 3.5%
Brush Engineered Materials Inc. (a)	106,600	2,184,234
Bucyrus International, Inc. - Class A (a)	105,500	2,788,365
		4,972,599

Technology Services & Software - 7.9%
Aladdin Knowledge Systems (a)(b)	280,800	4,355,208
AMX Corp. (a)	154,700	2,784,600
Websense, Inc. (a)	109,200	4,187,820
		11,327,628

Telecommunications Equipment - 7.4%
Alvarion Ltd. (a)	197,800	2,219,316
Applied Signal Technology, Inc.	75,700	2,626,033
Ditech Communications Corp. (a)	95,400	2,053,008
Extreme Networks, Inc. (a)	290,000	1,348,500
Ixia (a)	276,800	2,195,024
Novatel Wireless, Inc. (a)	7,000	137,550
		10,579,431

Traditional Heavy Industry - 2.0%
Spartan Motors, Inc.	219,800	2,802,450

Transportation - 2.2%
Old Dominion Freight Line, Inc. (a)	113,625	3,193,999

TOTAL COMMON STOCKS (Cost $114,697,343)		$127,464,596

INVESTMENT COMPANIES - 4.2%
Exchange-Traded Funds - 4.2%
iShares Russell 2000 Growth Index Fund	54,000	3,002,400
iShares S&P SmallCap 600/BARRA Growth Index Fund	33,700	3,016,824
		6,019,224

TOTAL INVESTMENT COMPANIES (Cost $6,205,420)		$6,019,224

SHORT TERM INVESTMENTS - 4.9%
SEI Daily Income Trust Government Fund - Class B (a)	3,505,306	$3,505,306
SEI Daily Income Trust Treasury Fund - Class B (a)	3,505,306	3,505,306
TOTAL SHORT TERM INVESTMENTS (Cost $7,010,612)		$7,010,612

Total Investments (Cost $127,913,375) - 98.4%		$140,494,432
Other Assets in Excess of Liabilities - 1.6%		2,263,332
TOTAL NET ASSETS - 100.0%		$142,757,764

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign security.

BRAZOS MUTUAL FUNDS - REAL ESTATE
Schedule of Investments
August 31, 2004 (Unaudited)

	Shares or Principal Amount	Value
REIT STOCKS - 96.6%
Apartments - 15.8%
Amli Residential Properties Trust	3,140	$97,654
Apartment Investment & Management Co.	11,610	412,155
Archstone-Smith Trust	24,200	756,250
Associated Estates Realty Corp.	2,430	22,769
AvalonBay Communities, Inc.	8,840	533,936
BRE Properties, Inc.	6,190	231,320
Camden Property Trust	4,900	230,692
Cornerstone Realty Income Trust, Inc.	6,900	66,240
Equity Residential	34,610	1,121,018
Essex Property Trust, Inc.	2,830	208,712
Gables Residential Trust	3,610	120,069
Home Properties, Inc.	4,050	163,337
Mid-America Apartment Communities, Inc.	2,530	100,315
Post Properties, Inc.	4,900	148,960
Summit Properties, Inc.	3,890	105,652
Town & Country Trust	2,160	54,842
United Dominion Realty Trust, Inc.	15,800	335,434
		4,709,355

Diversified - 7.6%
Bedford Property Investors	2,020	62,418
Capital Automotive REIT	4,460	137,680
Colonial Properties Trust	3,340	135,103
Correctional Properties Trust	1,360	36,380
Crescent Real Estate Equities Co.	12,270	195,952
Entertainment Properties Trust	3,030	113,170
Getty Realty Corp.	3,050	76,585
Investors Real Estate Trust	5,150	51,758
Lexington Corporate Properties Trust	5,950	125,902
Mission West Properties Inc.	2,230	22,478
One Liberty Properties, Inc.	1,200	21,828
PS Business Parks, Inc.	2,710	107,723
Sizeler Property Investors, Inc.	1,640	13,924
US Restaurant Properties, Inc.	2,780	46,204
Vornado Realty Trust	15,520	974,035
Washington Real Estate Investment Trust	5,160	156,503
		2,277,643

Healthcare - 5.3%
Health Care Property Investors, Inc.	16,300	413,205
Health Care REIT, Inc.	6,340	215,560
Healthcare Realty Trust, Inc.	5,800	218,950
National Health Realty, Inc.	1,180	24,001
Nationwide Health Properties, Inc.	8,220	166,866
OMEGA Healthcare Investors, Inc.	5,710	58,242
Senior Housing Properties Trust	7,850	137,375
Universal Health Realty Income Trust	1,460	42,763
Ventas, Inc.	10,350	283,073
Windrose Medical Properties Trust	1,230	15,584
		1,575,619

Industrial - 7.1%
AMB Property Corp.	10,200	380,970
Catellus Development Corp.	12,720	346,874
CenterPoint Properties Trust	5,750	241,845
EastGroup Properties, Inc.	2,600	87,750
First Industrial Realty Trust, Inc.	5,100	204,000
First Potomac Realty Trust (a)	1,760	35,552
Monmouth Real Estate Investment Corp. - Class A	2,030	16,707
ProLogis	22,400	809,760
		2,123,458

Lodging/Resorts - 4.5%
Boykin Lodging Co. (a)	2,150	17,995
Equity Inns Inc.	5,620	53,671
FelCor Lodging Trust Inc. (a)	7,340	85,951
Hersha Hospitality Trust	2,020	19,554
Highland Hospitality Corp.	4,930	55,561
Hospitality Properties Trust	8,290	347,765
Host Marriott Corp. (a)	42,870	572,315
Innkeepers USA Trust	4,640	53,546
LaSalle Hotel Properties	3,420	96,581
Winston Hotels, Inc.	3,260	33,285
		1,336,224

Manufactured Homes - 0.7%
American Land Lease, Inc.	900	17,280
Manufactured Home Communities, Inc.	2,830	94,720
Sun Communities, Inc.	2,350	91,650
United Mobile Homes, Inc.	1,040	14,872
		218,522

Mixed: Office/Industrial - 4.2%
Duke Realty Corp.	17,540	596,360
Liberty Property Trust	10,460	423,212
Reckson Associates Realty Corp.	8,230	241,962
		1,261,534

Office - 18.4%
Alexandria Real Estate Equities, Inc.	2,380	154,224
American Financial Realty Trust	13,550	190,378
Arden Realty, Inc.	8,100	265,923
Boston Properties, Inc.	13,340	740,103
Brandywine Realty Trust	5,650	167,240
CarrAmerica Realty Corp.	6,710	223,711
Corporate Office Properties Trust	4,210	111,355
Cousins Properties, Inc.	6,050	217,800
CRT Properties, Inc.	3,320	74,102
Equity Office Properties Trust	49,850	1,423,716
Glenborough Realty Trust Incorporated	3,960	81,101
Highwoods Properties, Inc.	6,630	163,098
HRPT Properties Trust	21,900	236,082
Kilroy Realty Corp.	3,520	133,232
Mack-Cali Realty Corp.	7,470	338,092
Maguire Properties, Inc.	5,270	129,642
Parkway Properties Inc.	1,360	64,260
Prentiss Properties Trust	5,500	201,905
SL Green Realty Corp.	4,770	238,500
Trizec Properties, Inc.	18,740	316,706
		5,471,170

Regional Malls - 15.1%
CBL & Associates Properties, Inc.	3,790	231,493
General Growth Properties, Inc.	26,900	811,573
Glimcher Realty Trust	4,400	111,496
The Macerich Co.	7,240	394,580
The Mills Corp.	6,620	337,223
Pennsylvania Real Estate Investment Trust	4,420	169,109
The Rouse Co.	12,720	845,244
Simon Property Group, Inc.	25,700	1,437,915
Taubman Centers, Inc.	6,130	157,970
		4,496,603

Shopping Centers - 14.2%
Acadia Realty Trust	3,590	52,594
Cedar Shopping Centers, Inc.	2,030	27,507
Chelsea Property Group, Inc.	5,440	365,840
Commercial Net Lease Realty	6,380	113,883
Developers Diversified Realty Corp.	12,560	473,638
Equity One, Inc.	8,690	172,236
Federal Realty Investment Trust	6,360	288,617
Heritage Property Investment Trust	5,770	167,676
Kimco Realty Corp.	13,710	689,887
Kramont Realty Trust	2,980	55,070
New Plan Excel Realty Trust	12,370	318,156
Pan Pacific Retail Properties, Inc.	4,970	265,348
Price Legacy Corp.	4,510	84,788
Ramco-Gershenson Properties Trust	2,070	55,931
Realty Income Corp.	4,880	215,257
Regency Centers Corp.	7,490	344,540
Saul Centers, Inc.	1,990	66,168
Tanger Factory Outlet Centers, Inc.	1,680	74,088
Urstadt Biddle Properties - Class A	2,310	34,927
Weingarten Realty Investors	10,560	355,027
		4,221,178

Storage - 3.7%
Public Storage, Inc.	15,870	806,989
Shurgard Storage Centers, Inc.	5,680	226,632
Sovran Self Storage, Inc.	1,860	73,749
		1,107,370

TOTAL REIT STOCKS (Cost $25,395,955)		$28,798,676

INVESTMENT COMPANIES - 3.2%
Exchange-Traded Funds - 3.2%
iShares Cohen & Steers Realty Majors Index Fund	7,900	950,765
TOTAL INVESTMENT COMPANIES (Cost $877,506)		$950,765

SHORT TERM INVESTMENTS - 0.6%
SEI Daily Income Trust Government Fund - Class B (a)	83,683	$83,683
SEI Daily Income Trust Treasury Fund - Class B (a)	83,683	83,683
TOTAL SHORT TERM INVESTMENTS (Cost $167,366)		$167,366

Total Investments (Cost $26,440,827) - 100.4%	$29,916,807
Liabilities in Excess of Other Assets - (0.4)%	(117,205)
TOTAL NET ASSETS - 100.0%	$29,799,602

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

BRAZOS MUTUAL FUNDS - GROWTH
Schedule of Investments
August 31, 2004 (Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS - 95.4%
Business Services - 9.6%
Computer Sciences Corp. (a)	21,700	$1,005,795
The Corporate Executive Board Co.	18,600	1,094,796
Corrections Corp. of America (a)	26,400	914,496
CoStar Group Inc. (a)	24,000	1,014,960
Iron Mountain Incorporated (a)	32,800	1,011,224
Stericycle, Inc. (a)	20,000	943,600
		5,984,871

Chemicals - 1.9%
Potash Corp. of Saskatchewan Inc. (b)	21,600	1,199,232

Consumer Merchandising - 13.0%
Aaron Rents, Inc. (a)	47,550	976,677
American Eagle Outfitters, Inc. (a)	34,400	1,145,520
Deckers Outdoor Corp. (a)	31,100	913,096
Fossil, Inc. (a)	35,400	1,016,334
Procter & Gamble Co.	27,000	1,511,190
Stein Mart, Inc. (a)	60,600	990,810
Wal-Mart Stores, Inc.	29,700	1,564,299
		8,117,926

Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	19,300	955,157

Defense - 6.8%
DigitalNet Holdings, Inc. (a)	42,100	915,254
Engineered Support Systems, Inc.	11,100	479,631
FLIR Systems, Inc. (a)	15,300	893,061
L-3 Communications Holdings, Inc.	15,700	983,448
United Defense Industries, Inc. (a)	25,700	982,511
		4,253,905

Electronic Components - 5.7%
Benchmark Electronics, Inc. (a)	35,900	1,032,484
Intel Corp.	74,800	1,592,492
Littelfuse, Inc. (a)	25,500	928,710
		3,553,686

Electronic Technology - 1.8%
Zebra Technologies Corp. (a)	19,125	1,092,994

Energy - 4.5%
Crosstex Energy, Inc.	25,500	949,875
Peabody Energy Corp.	18,500	986,420
Premcor Inc. (a)	26,500	888,545
		2,824,840

Financial Services & Software - 6.5%
Alliance Data Systems Corp. (a)	26,500	1,012,300
DST Systems, Inc. (a)	22,200	1,004,328
East West Bancorp, Inc.	27,500	996,325
Portfolio Recovery Associates, Inc. (a)	35,900	1,028,176
		4,041,129

Healthcare Products - 14.3%
Bausch & Lomb Incorporated	16,900	1,114,555
The Cooper Companies, Inc.	15,900	921,405
Fisher Scientific International Inc. (a)	18,800	1,071,036
Johnson & Johnson	34,500	2,004,450
Pfizer, Inc.	90,100	2,943,567
Teva Pharmaceutical Industries, Ltd. ADR	31,500	858,375
		8,913,388

Healthcare Services - 1.6%
Covance Inc. (a)	27,400	1,026,130

Healthcare Technology - 1.5%
Cerner Corp. (a)	21,479	940,995

Metals & Mining - 3.1%
Bucyrus International, Inc. - Class A (a)	35,400	935,622
Mine Safety Appliances Co.	24,700	976,391
		1,912,013

Technology Services & Software - 10.5%
Flextronics International Ltd. (a)(b)	79,700	989,077
Hyperion Solutions Corp. (a)	26,900	983,464
Microsoft Corp.	86,400	2,358,720
Symantec Corp. (a)	25,100	1,203,796
Websense, Inc. (a)	26,300	1,008,605
		6,543,662

Telecommunications Equipment - 3.8%
Cisco Systems, Inc. (a)	78,800	1,478,288
Extreme Networks, Inc. (a)	188,800	877,920
		2,356,208

Traditional Heavy Industry - 3.3%
MSC Industrial Direct Co., Inc. - Class A	31,500	978,705
Pentair, Inc.	32,100	1,067,004
		2,045,709

Transportation - 6.0%
J.B. Hunt Transport Services, Inc.	27,300	925,470
Old Dominion Freight Line, Inc. (a)	35,100	986,661
Swift Transportation Co., Inc. (a)	49,800	905,364
Werner Enterprises, Inc.	50,900	901,948
		3,719,443

TOTAL COMMON STOCKS (Cost $57,689,467)		$59,481,288

SHORT TERM INVESTMENTS - 3.7%
SEI Daily Income Trust Government Fund - Class B (a)	1,141,746	$1,141,746
SEI Daily Income Trust Treasury Fund - Class B (a)	1,141,746	1,141,746
TOTAL SHORT TERM INVESTMENTS (Cost $2,283,492)		$2,283,492

Total Investments (Cost $59,972,959) - 99.1%	$61,764,780
Other Assets in Excess of Liabilities - 0.9%	568,890
TOTAL NET ASSETS - 100.0%	$62,333,670

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign security.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brazos Mutual Funds

By (Signature and Title) /s/Wayne Willems
Wayne Willems, President
Date 10/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Wayne Willems
Wayne Willems, President

Date 10/28/04

By (Signature and Title) /s/Ben Bell
Ben Bell, Treasurer

Date 10/28/04